Capital Stock - Summary of Option Activity (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	3,618	4,610	9,023
Granted during the year, Number	5,288
Granted during the year, Weighted-Average Exercise Price	$ 7.86
Exercised during the year, Number		(291)	(3,737)
Forfeited/cancelled/expired during the year, Number	(1,646)	(701)	(676)
Options Outstanding, Number, Ending Balance	7,260	3,618	4,610
Options Outstanding, Weighted-Average Exercise Price, Beginning of Period	$ 73.86	$ 70.36	$ 44.18
Stock options vested and expected to Vest, Number	6,869
Exercised during the year, Weighted-Average Exercise Price		$ 29.70	$ 17.83
Exercisable, Number	2,073
Forfeited/cancelled/expired during the year, Weighted-Average Exercise Price	$ 60.86	$ 64.58	$ 46.08
Options Outstanding, Weighted-Average Exercise Price, End of Period	$ 27.53	$ 73.86	$ 70.36
Stock options vested and expected to vest, Weighted-Average Grant Date Fair Value	$ 28.60
Weighted-average exercise price of stock options exercisable	$ 74.76
Average Remaining Contractual Life in Years	3 years 6 months 4 days
Stock options vested and expected to vest, Average Remaining Contractual Life in Years	3 years 5 months 12 days
Exercisable, Weighted Average Remaining Contractual Term	10 months 28 days
Aggregate Intrinsic Value	$ 29
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value	27
Exercisable, Aggregate Intrinsic Value